Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are generally granted to our named executive officers on a predetermined schedule, as described below. In certain circumstances, including the hiring of an officer, our compensation committee may approve grants to be effective at other times. Our compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards granted to non-employee directors or named executive officers. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Following the end of each fiscal year, our compensation committee reviews the Company’s results and our named executive officers’ performance, and, based on those reviews and based on the information provided by Compensia, the compensation consultant to our compensation committee, grants equity awards to our named executive officers.
Our compensation committee usually approves the annual equity awards for our named executive officers in the regular board and committee meeting scheduled in the first quarter. The grant date for the annual equity awards in 2025 was March 19, 2025.
The Company did not grant any stock options to its named executive officers in fiscal 2025 during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K, any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that discloses material nonpublic information.
Award Timing Method	Equity awards are generally granted to our named executive officers on a predetermined schedule
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards granted to non-employee directors or named executive officers. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Following the end of each fiscal year, our compensation committee reviews the Company’s results and our named executive officers’ performance, and, based on those reviews and based on the information provided by Compensia, the compensation consultant to our compensation committee, grants equity awards to our named executive officers.
Our compensation committee usually approves the annual equity awards for our named executive officers in the regular board and committee meeting scheduled in the first quarter. The grant date for the annual equity awards in 2025 was March 19, 2025.

MNPI Disclosure Timed for Compensation Value	false